Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2014
FAIR VALUE MEASUREMENTS (Tables)
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table sets forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of March 31, 2014 and December 31, 2013, respectively:

	Fair Value Measurements at and March 31,2014 December 31, 2013
Description	(Level 1)	(Level 2)	(Level 3)	Total Carrying Value
Make Whole Liability - 2013	$555,000	$-	$-	$555,000
Make Whole Liability - 2014	$562,500	$-	$-	$562,500